UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net loss	$ (176,380)	$ (95,399)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56,146	54,191
Amortization of deferred tax benefits on intra-group transfers	(1,715)	(2,616)
Amortization of deferred charges and guarantees, net	14,037	(2,454)
Gain on disposal to Golar Partners	0	(103,539)
Loss on disposal of Golar Power	12,184	0
Equity in net earnings of affiliates	(10,118)	(42,140)
Dividends received	40,166	39,474
Drydocking expenditure	0	(10,405)
Stock-based compensation	3,193	3,611
Loss on sale of vessel	0	5,824
Impairment of vessel held-for-sale	0	1,032
Net foreign exchange gain	707	1,883
Impairment of long-term assets	1,706	0
Impairment of loan receivable	7,627	15,010
Restricted cash and short-term receivables	13,354	0
Change in assets and liabilities, net of effects from the disposal of Golar Power and the disposal of the Golar Eskimo to Golar Partners:
Trade accounts receivable	(1,822)	(2,845)
Inventories	2,021	1,831
Prepaid expenses, accrued income and other assets	18,833	(1,869)
Amounts due from/to related companies	12,734	(9,540)
Trade accounts payable	(28,137)	(2,410)
Accrued expenses and deferred income	(7,953)	17,222
Other liabilities	(3,645)	41,575
Net cash used in operating activities	(47,062)	(91,564)
INVESTING ACTIVITIES
Additions to vessels and equipment	(13,893)	(3,633)
Additions to newbuildings	(19,220)	(405,331)
Additions to assets under development	(129,161)	(80,985)
Additions to investment in affiliates	(10,200)	(5,023)
Acquisition of vessel	0	(20,000)
Proceeds from disposal of fixed assets	0	18,987
Investment in subsidiary, net of cash acquired	0	(16)
Repayment of short-term loan granted to third party	0	400
Loans granted (including related parties)	(1,000)	(1,000)
Repayment of short-term loan granted to Golar Partners	0	20,000
Proceeds from disposal of business to Golar Partners, net of cash disposed (including repayments on related vendor financing loans granted)	107,247	126,872
Net proceeds from disposal of Golar Power	113,000	0
Proceeds from partial disposal of interests in investments in affiliates	0	207,428
Restricted cash and short-term receivables	9,774	(843)
Net cash provided by (used in) investing activities	56,547	(143,144)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt (including related parties)	355,817	570,077
Repayments of short-term and long-term debt (including related parties)	(184,912)	(138,299)
Financing costs paid	(7,395)	(11,290)
Cash dividends paid	(49,743)	(121,359)
Purchase of treasury shares	(8,214)	0
Restricted cash and short-term receivables	(82,369)	(33,012)
Proceeds from exercise of share options	0	23
Net cash provided by financing activities	23,184	266,140
Net increase in cash and cash equivalents	32,669	31,432
Cash and cash equivalents at beginning of period	105,235	191,410
Cash and cash equivalents at end of period	$ 137,904	$ 222,842